UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09597

LORD ABBETT LARGE-CAP GROWTH FUND
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	10/31/08

Item 1: Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT LARGE CAP GROWTH FUND October 31, 2008

Investments	Shares	Value (000)
COMMON STOCKS 99.26%

Aerospace 3.81%
Lockheed Martin Corp.	47,165	$4,011
Raytheon Co.	15,000	767
United Technologies Corp.	27,882	1,532
Total		6,310

Agriculture, Fishing & Ranching 1.32%
Monsanto Co.	24,576	2,187

Banks 3.69%
Bank of America Corp.	50,000	1,209
JPMorgan Chase & Co.	30,000	1,238
Northern Trust Corp.	49,622	2,794
PNC Financial Services Group, Inc. (The)	13,000	867
Total		6,108

Beverage: Soft Drinks 0.86%
PepsiCo, Inc.	25,053	1,428

Biotechnology Research & Production 13.37%
Alexion Pharmaceuticals, Inc.*	59,412	2,421
Amgen, Inc.*	30,500	1,827
Baxter International, Inc.	84,376	5,104
Celgene Corp.*	69,742	4,482
Genentech, Inc.*	33,500	2,778
Genzyme Corp.*	76,000	5,539
Total		22,151

Chemicals 1.40%
Energy Conversion Devices, Inc.*	20,319	693
Praxair, Inc.	25,000	1,629
Total		2,322

Communications Technology 4.40%
Cisco Systems, Inc.*	111,938	1,989
Juniper Networks, Inc.*	73,936	1,385
QUALCOMM, Inc.	89,000	3,405
Research In Motion Ltd. (Canada)*(a)	10,226	516
Total		7,295

Computer Services, Software & Systems 8.97%
Adobe Systems, Inc.*	19,000	506
Google, Inc. Class A*	10,326	3,711
Microsoft Corp.	260,095	5,808
Oracle Corp.*	205,000	3,750
Parametric Technology Corp.*	55,000	714
Salesforce.com, Inc.*	12,200	378
Total		14,867

Computer Technology 7.31%
Apple, Inc.*	32,267	3,472
EMC Corp.*	76,000	895
Hewlett-Packard Co.	68,000	2,603
International Business Machines Corp.	46,779	4,349
NetApp, Inc.*	58,601	793
Total		12,112

Consumer Electronics 0.41%
Activision Blizzard, Inc.*	55,000	685

Diversified Financial Services 0.83%
Bank of New York Mellon Corp. (The)	42,000	1,369

Diversified Production 1.84%
Danaher Corp.	51,417	3,046

Drug & Grocery Store Chains 1.92%
Kroger Co. (The)	116,000	3,185

Drugs & Pharmaceuticals 9.09%
Abbott Laboratories	91,000	5,019
BioMarin Pharmaceutical, Inc.*	29,000	531
Gilead Sciences, Inc.*	119,527	5,480
United Therapeutics Corp.*	22,963	2,003
Wyeth	63,000	2,028
Total		15,061

Education Services 0.61%
Strayer Education, Inc.	4,500	1,018

Electrical Equipment & Components 0.54%
SunPower Corp. Class B*	30,325	898

Electronics: Medical Systems 0.89%
Illumina, Inc.*	48,000	1,480

Electronics: Semi-Conductors/Components 1.51%
First Solar, Inc.*	9,000	1,293
Intel Corp.	75,767	1,212
Total		2,505

Financial Data Processing Services & Systems 1.02%
Western Union Co.	110,723	1,690

Foods 2.21%
General Mills, Inc.	54,000	3,658

Insurance: Multi-Line 1.53%
Aon Corp.	60,000	2,538

Machinery: Oil Well Equipment & Services 2.60%
Cameron International Corp.*	24,962	606

See Notes to Schedule of Investments.

1

Schedule of Investments (unaudited)(concluded)

LORD ABBETT LARGE CAP GROWTH FUND October 31, 2008

Investments	Shares	Value (000)
Machinery: Oil Well Equipment & Services (continued)
Halliburton Co.	31,104	$615
National-Oilwell Varco, Inc.*	16,584	496
Schlumberger Ltd.	36,739	1,897
Weatherford International Ltd.*	40,637	686
Total		4,300

Medical & Dental Instruments & Supplies 1.60%
Becton, Dickinson & Co.	23,341	1,620
NuVasive, Inc.*	22,000	1,036
Total		2,656

Multi-Sector Companies 0.81%
Honeywell International, Inc.	44,133	1,344

Offshore Drilling 0.44%
Transocean, Inc.*	8,810	725

Oil: Crude Producers 1.62%
Devon Energy Corp.	8,846	715
Range Resources Corp.	22,000	929
Southwestern Energy Co.*	29,000	1,033
Total		2,677

Oil: Integrated Domestic 0.79%
Hess Corp.	9,591	577
Occidental Petroleum Corp.	13,015	723
Total		1,300

Oil: Integrated International 0.95%
Exxon Mobil Corp.	21,165	1,569

Railroads 1.20%
Union Pacific Corp.	29,847	1,993

Restaurants 4.25%
McDonald’s Corp.	91,418	5,296
Yum! Brands, Inc.	60,000	1,741
Total		7,037

Retail 7.74%
Amazon.com, Inc.*	17,690	1,012
Family Dollar Stores, Inc.	15,000	404
Kohl’s Corp.*	40,000	1,405
Ross Stores, Inc.	92,797	3,033
Wal-Mart Stores, Inc.	125,000	6,976
Total		12,830

Securities Brokerage & Services 1.87%
Charles Schwab Corp. (The)	161,645	3,091

Services: Commercial 2.53%
Accenture Ltd. Class A	126,728	4,188

Soaps & Household Chemicals 2.77%
Clorox Co. (The)	20,000	1,216
Colgate-Palmolive Co.	38,283	2,403
Procter & Gamble Co. (The)	15,000	968
Total		4,587

Tobacco 2.04%
Altria Group, Inc.	176,064	3,379

Utilities: Electrical 0.52%
Entergy Corp.	11,000	859

Total Common Stocks (cost $201,806,066)		164,448

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.10%

Repurchase Agreement
Repurchase Agreement dated 10/31/2008, 0.01% due 11/3/2008 with State Street Bank & Trust Co. collateralized by $3,535,000 of Federal Home Loan Bank at 2.687% due 2/18/2009; value: $3,548,256; proceeds: $3,478,147 (cost $3,478,144)	$3,478	3,478

Total Investments in Securities 101.36% (cost $205,284,210)		167,926

Liabilities in Excess of Other Assets (1.36%)		(2,246)
Net Assets 100.00%		$165,680

*   Non-income producing security.

(a)   Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

2

Notes to Schedule of Investments (unaudited)

1.     ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized as a Delaware statutory trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and the Fund’s first classes of shares became available to the public on December 30, 1999.

The Fund’s investment objective is long-term capital growth.

2.     SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation—Securities traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Foreign Transactions—The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)         Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(e)      Fair Value Measurements—The Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective August 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability.  Observable inputs are based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability.  Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

1

Notes to Schedule of Investments (unaudited)(concluded)

Valuation Inputs	Investments in Securities	Other Financial Instruments
Level 1 - Quoted Prices	$164,448,092	$—
Level 2 - Other Significant Observable Inputs	3,478,144	—
Total	$167,926,236	$—

3.     FEDERAL TAX INFORMATION

As of October 31, 2008, the aggregate unrealized security gains and losses based on cost for U.S. Federal income tax purposes were as follows:

Tax cost	$207,718,616
Gross unrealized gain	2,658,754
Gross unrealized loss	(42,451,133)
Net unrealized security loss	$(39,792,379)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4.     RECENT ACCOUNTING PRONOUNCEMENTS

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities (“SFAS 161”) which is effective for fiscal years and interim periods beginning after November 1, 2008.  SFAS 161 is intended to improve financial reporting about derivative instruments and hedging activities by requiring enhanced disclosures to enable investors to better understand their effects on an entity’s financial position, financial performance and cash flows.  Management is currently evaluating the impact the adoption of SFAS 161 will have on the Fund’s financial statements and disclosures.

2

Item 2: Controls and Procedures.

(a)

Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3: Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT LARGE-CAP GROWTH FUND

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 23, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 23, 2008

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 23, 2008